Non-interest income (Tables)	12 Months Ended
Sep. 30, 2025
Non-interest income
Schedule of non-interest income

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Net fees
Facility fees	795	763	697	746	709
Transaction fees	1,126	1,118	1,146	944	935
Other non-risk fee income	195	135	154	138	125
Fee income	2,116	2,016	1,997	1,828	1,769
Credit card loyalty programs	(130)	(134)	(153)	(103)	(106)
Transaction fee related expenses	(254)	(210)	(199)	(182)	(169)
Fee expenses	(384)	(344)	(352)	(285)	(275)
Net fees	1,732	1,672	1,645	1,543	1,494

Net wealth management	476	441	562	-	-

Trading	717	704	717	693	637

Other
Dividends received from subsidiaries	-	-	-	986	1,284
Transactions with subsidiaries	-	-	-	453	564
Dividends received from other entities	2	3	1	1	1
Net gain/(loss) on disposal of assets	1	6	-	1	8
Net gain/(loss) on hedging of overseas operations	-	(1)	-	42	(4)
Net gain/(loss) on derivatives held for risk management purposes[a]	12	7	1	12	7
Net gain/(loss) on financial instruments measured at fair value	38	(24)	78	31	(32)
Net gain/(loss) on disposal of controlled entities and other businesses[b]	-	-	268	-	-
Other	26	27	56	20	23
Total other	79	18	404	1,546	1,851
Total non-interest income	3,004	2,835	3,328	3,782	3,982

a.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
b.	2023 included a $243 million gain on sale of Advance Asset Management Limited.